UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06603

Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road	Columbus, Ohio	43219

	(Address of principal executive offices)	(Zip code)

3435 Stelzer Road	Columbus, Ohio	43219

	(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-737-3676

Date of fiscal year end: 5/31/05

Date of reporting period: 2/28/05

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

Performance Funds Trust

The Money Market Fund
Schedule of Portfolio Investments
February 28, 2005
(Unaudited)

Principal	Security
Amount	Description	Value
U.S. Government Agency Obligations (57.1%):
Federal Home Loan Bank (27.0%):
$20,000,000	2.45%*, 3/2/05	$19,998,639
40,000,000	2.43%*, 3/9/05	39,978,400
25,000,000	2.45%*, 3/16/05	24,974,531
5,000,000	1.56%, 5/13/05	5,000,000
5,000,000	1.75%, 8/12/05	4,980,406
5,000,000	2.51%, 11/4/05	5,000,000
10,000,000	2.39%, 11/10/05	10,000,000
5,000,000	3.00%, 1/18/06	4,997,219
9,750,000	2.75%, 2/23/06	9,745,685

		124,674,880

Federal Home Loan Mortgage Corporation (8.5%):
14,000,000	2.42%*, 3/8/05	13,993,412
25,000,000	2.43%*, 3/15/05	24,976,375

		38,969,787

Federal National Mortgage Association (21.6%):
25,000,000	2.39%*, 3/2/05	24,998,342
10,000,000	2.41%*, 3/9/05	9,994,644
6,304,000	3.88%, 3/15/05	6,307,572
20,000,000	2.54%*, 4/12/05	19,940,733
35,000,000	2.48%*, 4/29/05	34,858,031
3,215,000	5.75%, 6/15/05	3,242,710

		99,342,032

Total U.S. Government Agency Obligations		262,986,699

Commercial Paper (34.4%):
Beverages (2.5%):
11,400,000	Pepsico, Inc., 2.47%, 3/18/05	11,386,703

Consumer Goods & Services(9.1%):
22,000,000	Hershey Foods, 2.47%, 3/24/05	21,965,283
20,000,000	Proctor & Gamble Company, 2.49%, 3/3/05	19,997,233

		41,962,516

Energy(4.3%):
20,000,000	Dupont (EI) Nemour, 2.48%, 3/11/05	19,986,222

Financial Services (14.2%):
15,000,000	Bank of America, 2.50%, 3/10/05	14,990,625
20,000,000	Bear Stearns, 2.52%, 3/30/05	19,959,400
10,000,000	Morgan Stanley, 2.53%, 3/7/05	9,995,783
20,000,000	Wells Fargo, 2.46%, 3/1/05	20,000,001

		64,945,809

Newspapers (4.3%):
20,000,000	Gannett Company, 2.47%, 3/4/05	19,995,883

Total Commercial Paper		158,277,133

Performance Funds Trust

The Money Market Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

Principal	Security
Amount	Description	Value
Municipal Bonds (1.4%):
Mississippi (1.4%):
$6,580,000	Mississippi Business Finance Corporation, 2.68%, 4/1/21	$6,580,000

Total Municipal Bonds		6,580,000

Certificates of Deposit (2.2%):
Financial Services (2.2%):
10,000,000	First Tennessee Bank, 2.62%, 3/30/05	10,000,000

Total Certificates of Deposit		10,000,000

Repurchase Agreements (5.0%):
23,105,761	Bank of America Securities, 2.60%, 3/1/05, with a maturity value of $23,107,429 ( collateralized at 102% by Federal National Mortgage Association notes with the maturity date of 2/1/08 and the value of 23,568,119)	23,105,761

Total Repurchase Agreements		23,105,761

Total (Amortized Cost $460,949,593) (a)		$460,949,593

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes is the same.

*	Discount note. Rate disclosed represents the effective yield at February 28, 2005.

See Notes to Schedule of Portfolio Investments.

Performance Funds Trust

The Short Term Government Income Fund
Schedule of Portfolio Investments
February 28, 2005
(Unaudited)

Principal	Security
Amount	Description	Value
U.S. Government Agency Obligations (94.0%):
Federal Farm Credit Bank (8.3%):
$4,000,000	2.50%, 3/15/06	$3,960,000
2,500,000	3.40%, 8/27/08	2,443,750

		6,403,750

Federal Home Loan Bank (20.8%):
2,500,000	3.25%, 8/15/05	2,503,268
2,280,000	3.00%, 8/30/06	2,260,148
2,500,000	3.05%, 11/27/06	2,473,698
3,000,000	3.50%, 5/15/07	2,979,933
3,000,000	2.30%, 7/24/07	2,895,000
3,000,000	3.80%, 8/24/07	2,991,653

		16,103,700

Federal Home Loan Mortgage Corporation (9.5%):
2,000,000	2.42%, 5/12/06	1,974,572
1,000,000	2.50%, 5/19/06	987,909
1,500,000	2.00%, 7/7/06	1,468,134
3,000,000	4.00%, 1/14/09	2,948,028

		7,378,643

Federal National Mortgage Association (19.5%):
3,000,000	3.13%, 7/15/06	2,983,098
2,000,000	3.13%, 4/5/07	1,972,414
2,500,000	3.41%, 8/30/07	2,465,253
3,000,000	4.00%, 1/26/09	2,976,756
1,087,821	3.50%, 3/25/09	1,088,106
3,628,637	4.50%, 3/25/21	3,637,803

		15,123,430

U.S. Government Agency Mortgages (35.9%):
3,251,433	Federal Home Loan Mortgage Corporation, 5.00%, 9/15/12 Series 2702 WA	3,295,912
3,000,000	Federal Home Loan Mortgage Corporation, 4.50%, 12/15/17 Series 2690 TB	3,017,130
5,000,000	Federal Home Loan Mortgage Corporation, 4.00%, 5/15/22 Series 2693 JC	5,016,801
4,844,863	Federal Home Loan Mortgage Corporation, 3.50%, 9/15/22 Series 2715 QB	4,807,897
2,103,077	Government National Mortgage Association, 3.75%, 12/20/23 Series 2003-66 HG	2,100,367
3,056,431	Government National Mortgage Association, 4.00%, 7/20/26 Series 2003-41 PA	3,054,719
3,808,114	Government National Mortgage Association, 3.25%, 6/16/27 Series 2004-26 HD	3,736,317
2,747,942	Government National Mortgage Association, 3.47%, 4/20/34 Series 2004-22 BK	2,696,088

		27,725,231

Total U.S. Government Agency Obligations		72,734,754

Performance Funds Trust

The Short Term Government Income Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

Shares or
Principal	Security
Amount	Description	Value
Corporate Bonds (1.3%):
Health Care (1.3%):
$1,000,000	Bristol-Myers Squibb, 4.75%, 10/1/06	$1,013,703

Total Corporate Bonds		1,013,703

Investment Companies (4.5%):
3,447,061	Performance Money Market Fund, Institutional Class (b)	3,447,061

Total Investment Companies		3,447,061

Total (Cost $78,303,750) (a)		$77,195,518

Percentages indicated are based on net assets.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$4,320
Unrealized depreciation	(1,112,552)

Net unrealized depreciation	$(1,108,232)

(b) Affiliated security.

See Notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
February 28, 2005
(Unaudited)

Principal	Security
Amount	Description	Value
U.S. Government Agency Obligations (63.9%):
Federal Agricultural Mortgage Corporation (1.4%):
$1,000,000	5.93%, 6/4/08	$1,056,880

Federal Farm Credit Bank (2.7%):
2,000,000	5.88%, 7/28/08	2,115,000

Federal Home Loan Bank (1.3%):
1,000,000	6.38%, 8/15/06	1,039,160

Federal Home Loan Mortgage Corporation (18.2%):
2,000,000	6.63%, 9/15/09	2,196,138
1,000,000	5.63%, 3/15/11	1,063,586
3,000,000	4.50%, 11/15/13, Series 2770 UH	3,016,440
2,000,000	4.50%, 2/15/15, Series 2658 PD	1,994,800
3,000,000	4.00%, 5/15/15, Series 2617 UM	2,945,730
3,000,000	4.50%, 7/15/15, Series 2633 PC	2,990,400

		14,207,094

Federal National Mortgage Association (18.9%):
2,000,000	2.52%, 7/25/05	1,976,884
2,000,000	2.74%, 8/24/05	1,971,254
1,000,000	3.13%, 12/15/07	978,416
3,000,000	4.50%, 5/25/15, Series 2003-54 TC	2,990,489
263,617	7.00%, 4/1/20, Pool #253299	279,352
153,451	7.50%, 9/1/29, Pool #252717	164,398
1,413,031	4.00%, 12/25/29, Series 2003-27 EC	1,384,135
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,008,797
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,020,508

		14,774,233

Government National Mortgage Association (11.0%):
4,562	9.00%, 3/15/20, Pool #271741	5,080
2,201,856	4.00%, 4/16/28, Series 2003-34 PH	2,192,873
424,058	7.00%, 10/15/29, Pool #510559	449,561
196,583	7.50%, 10/15/29, Pool #510534	210,955
585,854	8.00%, 2/15/30, Pool #529127	634,661
3,000,000	5.50%, 4/20/30, Pool # 2003-86 QD	3,041,941
2,000,000	5.50%, 3/20/34, Pool #2004-27 QD	2,044,400

		8,579,471

Tennessee Valley Authority (10.4%):
2,000,000	6.38%, 6/15/05	2,017,500
2,000,000	7.14%, 5/23/12	2,315,000
3,500,000	6.00%, 3/15/13	3,826,176

		8,158,676

Total U.S. Government Agency Obligations		49,930,514

U.S. Treasury Obligations (9.4%):
U.S. Treasury Inflation Protected Bonds (9.4%):
3,000,000	3.50%, 1/15/11	3,690,289
3,000,000	3.38%, 1/15/12	3,631,620

Total U.S. Treasury Obligations		7,321,909

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

Principal	Security
Amount	Description	Value
Corporate Bonds (25.4%):
Aerospace/Defense (1.3%):
$250,000	Raytheon Company, 7.38%, 7/15/25	$258,125
250,000	Rockwell International Corporation, 6.63%, 6/1/05	251,905
500,000	Rockwell International Corporation, 6.15%, 1/15/08	523,750

		1,033,780

Automotive (1.3%):
1,000,000	General Motors Corporation, 7.10%, 3/15/06	1,008,750

Beverages (1.4%):
1,000,000	Coca-Cola Enterprises, 7.13%, 9/30/09	1,110,000

Chemicals (1.0%):
500,000	Air Products & Chemicals, Inc., 7.38%, 5/1/05	503,125
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	267,188

		770,313

Consumer Non-Durable (0.4%):
250,000	Kimberly-Clark Corporation, 6.88%, 2/15/14	286,250

Electric & Electronic Equipment (1.4%):
1,000,000	Emerson Electric, 7.13%, 8/15/10	1,125,000

Financial Services (8.5%):
500,000	American General Corporation, 6.75%, 6/15/05	505,000
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	577,500
250,000	Chase Manhattan Corporation, 6.50%, 1/15/09	268,750
500,000	CNA Financial Corporation, 6.60%, 12/15/08	530,031
250,000	First Bank, 6.88%, 4/1/06	256,563
1,000,000	Ford Motor Credit Corporation, 7.75%, 2/15/07	1,051,569
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	741,812
500,000	Household Finance Corporation, 6.88%, 3/1/07	526,798
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	569,375
500,000	John Deere Capital Corporation, 6.00%, 2/15/09	530,484
500,000	NationsBank, 6.38%, 5/15/05	503,125
500,000	Texaco Captial, Inc., 5.70%, 12/1/08	505,000

		6,566,007

Food Products & Services (2.8%):
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,102,499
1,000,000	Heinz (H.J.) Company, 6.00%, 3/15/08	1,048,690

		2,151,189

Railroads (2.0%):
500,000	Norfolk Southern Railway Corporation, 7.00%, 6/15/05	505,625
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,095,000

		1,600,625

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

Shares of
Principal	Security
Amount	Description	Value
Corporate Bonds, continued
Retail (0.7%):
$500,000	Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06	$513,125

Telecommunications (2.3%):
500,000	AT&T Corporation, 6.00%, 3/15/09	523,749
250,000	Motorola, Inc., 6.50%, 3/1/08	264,688
250,000	SBC Communications Capital Corporation, 7.20%, 10/15/26	262,813
500,000	SBC Communications, Inc., 7.00%, 8/15/05	508,125
240,000	SBC Communications, Inc., 7.13%, 8/1/07	255,600

		1,814,975

Utilities (2.3%):
250,000	Consolidated Edison Company of New York, Inc., 6.63%, 7/1/05	252,813
250,000	Northern States Power Company, 7.13%, 7/1/25	300,938
250,000	Scottish Power PLC, 6.63%, 6/1/07	262,813
1,000,000	South Carolina Electric and Gas, 7.50%, 6/15/05	1,012,499

		1,829,063

Total Corporate Bonds		19,809,077

Investment Companies (0.7%):
563,099	Performance Money Market Fund, Institutional Class (b)	563,099

Total Investment Companies		563,099

Total (Cost $74,634,962) (a)		$77,624,599

Percentages indicated are based on net assets.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,432,553
Unrealized depreciation	(442,916)

Net unrealized appreciation	$2,989,637

(b) Affiliated security.

See Notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (97.2%):
Aerospace/Defense (1.4%):
21,000	Rockwell International Corporation	$1,305,150

Automotive (3.4%):
11,000	Cummins Engine, Inc.	807,510
11,500	Eaton Corporation	802,125
17,000	Genuine Parts Company	735,760
12,000	Paccar, Inc.	903,120

		3,248,515

Business Equipment & Services (0.8%):
25,000	Staples, Inc. (c)	788,000

Capital Goods (2.0%):
13,000	Black & Decker Corporation	1,077,960
20,000	Sherwin-Williams Company	886,000

		1,963,960

Chemicals (2.5%):
14,000	Dow Chemical Company	772,100
14,000	Du Pont (E.I.) De Nemours	746,200
20,000	Praxair, Inc.	896,600

		2,414,900

Commercial Services (0.7%):
24,000	AutoDesk, Inc.	713,280

Computer Software (2.8%):
15,000	Adobe Systems, Inc.	926,250
69,000	Microsoft Corporation	1,737,420

		2,663,670

Computers (2.8%):
49,000	Dell, Inc. (c)	1,964,410
8,000	International Business Machines Corporation	740,640

		2,705,050

Construction (3.5%):
7,500	Caterpillar, Inc.	712,875
12,000	Centex Corporation	763,080
24,000	Masco Corporation	809,280
18,000	Nucor Corporation	1,122,120

		3,407,355

Consumer Durable (0.9%):
16,000	Danaher Corporation	866,720

Consumer Goods & Services (10.6%):
41,000	Archer-Daniels-Midland Company	988,100
22,000	Ball Corporation	976,800
18,000	Brunswick Corporation	839,520
15,000	Carnival Corporation	815,700
12,500	Clorox Company	750,500
19,700	Gillette Company	989,925
16,000	Hershey Foods Corporation	1,008,000
9,000	McGraw-Hill Companies, Inc.	826,650

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks, continued
Consumer Goods & Services, continued
9,500	Nike, Inc., Class B	$826,025
13,000	VF Corporation	776,880
21,500	Wrigley (WM.) Jr. Company	1,431,040

		10,229,140

Diversified (9.6%):
16,000	American Standard Companies, Inc.	732,800
28,000	Edison International	909,440
107,000	General Electric Company	3,766,400
9,000	Ingersoll Rand Company	758,250
18,600	Textron, Inc.	1,438,710
20,000	Tyco International Limited	669,600
15,000	United States Steel Corporation	935,400

		9,210,600

Energy (9.5%):
18,000	ChevronTexaco Corporation	1,117,440
10,000	Conocophillips	1,108,900
20,000	Devon Energy Corporation	935,800
94,000	Exxon Mobil Corporation	5,951,140

		9,113,280

Financial Services (11.7%):
11,000	American Express Company	595,650
34,500	Bank of America Corporation	1,609,426
8,000	Bear Stearns Companies, Inc.	796,000
25,000	Citigroup, Inc.	1,193,000
11,500	Golden West Financial Corporation	711,735
8,000	Lehman Brothers Holdings, Inc.	729,440
17,000	Marshall & Ilsley Corporation	688,330
10,000	Moody’s Corporation	839,100
44,000	Providian Financial Corporation (c)	754,600
14,500	Prudential Financial, Inc.	826,500
12,000	T Rowe Price Group Inc.	736,680
14,000	Wachovia Corporation	742,140
14,896	Wells Fargo & Company	884,524

		11,107,125

Health Care (11.0%):
15,000	Abbott Laboratories	689,850
8,500	Aetna, Inc.	1,241,170
14,000	Becton, Dickinson & Company	838,180
15,000	C.R. Bard, Inc.	997,500
19,000	Caremark Rx, Inc. (c)	727,320
38,000	Johnson & Johnson, Inc.	2,492,800
40,000	Pfizer, Inc.	1,051,600
8,500	Quest Diagnostics, Inc.	844,900
11,000	UnitedHealth Group, Inc.	1,002,760
6,000	Wellpoint, Inc. (c)	732,360

		10,618,440

Hotels (0.9%):
13,000	Marriott International, Inc., Class A	833,300

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks, continued
Insurance (2.9%):
20,300	Allstate Corporation	$1,089,704
15,000	American International Group, Inc.	1,002,000
17,500	MetLife, Inc.	718,200

		2,809,904

Oil/Gas (5.0%):
20,500	Burlington Resources, Inc.	1,017,415
13,000	Eog Resources, Inc.	1,184,560
10,000	Kinder Morgan, Inc.	801,700
15,000	Occidental Petroleum Corporation	1,054,050
14,000	Unocal Corporation	757,400

		4,815,125

Railroads (1.9%):
17,000	Burlington Northern Santa Fe Corporation	854,590
26,000	Norfolk Southern Corporation	933,140

		1,787,730

Retail (7.6%):
15,500	CVS Corporation	772,365
19,000	Home Depot, Inc.	760,380
16,000	J.C. Penney Company	711,840
22,000	McDonald’s Corporation	727,760
17,000	Starbucks Corporation (c)	880,770
14,000	Target Corporation	711,480
20,000	Wal-Mart Stores, Inc.	1,032,200
19,000	Walgreen Company	813,770
18,000	YUM! Brands	878,040

		7,288,605

Telecommunications (0.4%):
16,000	Sprint Corporation	378,880

Tobacco (0.7%):
8,500	Fortune Brands, Inc.	688,500

Transportation & Shipping (0.5%):
5,000	FedEx Corporation	488,900

Utilities (4.1%):
16,000	Constellation Energy Group	823,520
17,000	Entergy Corporation	1,175,040
21,000	Exelon Corporation	952,560
30,000	Southern Company	963,600

		3,914,720

Total Common Stocks		93,360,849

Investment Companies (2.8%):
2,727,493	Performance Money Market Fund, Institutional Class (b)	2,727,493

Total Investment Companies		2,727,493

Total (Cost $65,005,315) (a)		$96,088,342

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

Percentages indicated are based on net assets.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$31,192,376
Unrealized depreciation	(109,349)

Net unrealized appreciation	$31,083,027

(b) Affiliated security.

(c) Non-income producing security.

See Notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (91.9%):
Automotive (0.8%):
10,000	Borg Warner Automotive, Inc.	$527,500
5,000	Lear Corporation	260,750

		788,250

Beverages (1.3%):
22,000	Constellation Brands, Inc. (c)	1,177,660

Business Equipment & Services (1.4%):
6,000	ChoicePoint, Inc. (c)	241,800
9,000	DST Systems, Inc. (c)	427,410
8,000	Manpower, Inc.	349,600
7,000	SEI Investments Company	258,720

		1,277,530

Capital Goods (5.4%):
13,000	Fastenal Company	759,980
16,000	Harman International Industries, Inc.	1,794,720
6,000	HARSCO Corporation	350,460
11,000	Precision Castparts Corporation	827,860
22,000	Weatherford International, Inc. (c)	1,311,420

		5,044,440

Chemicals (0.7%):
13,000	Airgas, Inc.	326,300
7,000	Freeport-McMoran-Cooper Corp. (c)	345,520

		671,820

Computer Software (6.0%):
22,000	Activision, Inc. (c)	480,920
24,000	Cognizant Technology Solutions Corporation (c)	1,133,520
29,000	Electronic Arts, Inc. (c)	1,870,210
21,000	Macfee, Inc. (c)	485,730
76,000	Symantec Corporation (c)	1,672,760

		5,643,140

Construction (0.9%):
14,000	Lennar Corporation	851,480

Consumer Goods & Services (8.0%):
10,000	Career Education Corporation (c)	341,500
6,000	Carlisle Companies, Inc.	417,240
12,000	Church & Dwight, Inc.	424,440
13,000	Dun & Bradstreet Corporation (c)	798,980
20,000	Graco, Inc.	773,200
19,500	Harte Hanks, Inc.	522,600
12,000	Mandalay Resort Group	850,440
9,000	Mohawk Industries, Inc. (c)	807,660
27,000	Republic Services, Inc.	856,170
5,000	Timberland Company, Class A (c)	348,200
1,500	Washington Post Company	1,347,000

		7,487,430

Diversified (1.0%):
21,000	American Standard Companies, Inc.	961,800

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks, continued

Electronics (0.8%):
10,000	Cree Research, Inc. (c)	$235,200
18,000	Microchip Technology, Inc.	494,280

		729,480

Energy (14.6%):
14,000	ENSCO International, Inc.	563,920
24,000	Murphy Oil Corporation	2,400,960
10,000	Newfield Exploration Company (c)	742,500
10,000	Noble Energy, Inc.	676,400
14,000	ONEOK, Inc.	410,200
11,000	Peabody Energy Corporation	1,068,100
41,000	Plains Exploration & Product Company (c)	1,394,410
17,000	Questar Corporation	901,340
18,000	Smith International, Inc. (c)	1,156,680
38,000	Valero Energy Corporation	2,707,121
39,000	XTO Energy, Inc.	1,775,280

		13,796,911

Entertainment (0.7%):
31,000	Caesars Entertainment, Inc. (c)	621,860

Financial Services (12.1%):
19,800	Associated Bancorp	634,788
9,000	Bank of Hawaii Corporation	409,680
32,000	Banknorth Group, Inc.	1,154,880
9,000	City National Corporation	616,050
13,000	Commerce Bancorp	796,640
22,000	Eaton Vance Corporation	593,120
30,000	Fidelity National Financial, Inc.	1,327,200
31,000	Hibernia Corporation	795,770
9,000	Investors Financial Services Corporation	451,080
16,500	Legg Mason, Inc.	1,330,560
18,000	Mercantile Bankshares Corporation	874,980
23,500	New York Community Bancorp	431,460
13,000	Protective Life Corporation	519,480
8,000	Radian Group, Inc.	386,640
26,000	TCF Financial Corporation	718,900
7,000	West America Bancorporation	364,630

		11,405,858

Food (1.5%):
13,500	Dean Foods Company (c)	466,425
13,000	Hormel Foods Corporation	404,950
30,000	Tyson Foods, Inc., Class A	510,600

		1,381,975

Health Care (8.9%):
8,000	Barr Laboratories, Inc. (c)	381,920
29,000	Beckman Coulter, Inc.	2,043,050
12,000	Covance, Inc. (c)	524,520
10,866	Coventry Health Care, Inc. (c)	685,619

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks, continued

Health Care, continued
15,000	Dentsply International	$824,550
7,000	LifePoint Hospitals, Inc. (c)	280,350
10,000	Lincare Holdings, Inc. (c)	405,800
7,000	PacifiCare Health Systems, Inc. (c)	444,360
24,000	Patterson Companies, Inc. (c)	1,190,880
17,000	Sepracor, Inc. (c)	1,095,990
12,000	Varian Medical Systems, Inc. (c)	431,160

		8,308,199

Insurance (3.3%):
5,000	Everest Re Group Limited	434,350
24,000	Leucadia National Corporation	804,240
13,000	Ohio Casualty Corporation (c)	313,690
15,000	Old Republic International Corporation	359,850
5,000	StanCorp Financial Group, Inc.	435,450
14,000	W.R. Berkley Corporation	719,040

		3,066,620

Paper Products (0.3%):
6,000	Potlatch Corporation	276,900

Raw Materials (1.6%):
7,000	Cytec Industries, Inc.	353,710
33,000	Lyondell Petrochemical	1,117,050

		1,470,760

Real Estate Investment Trusts (0.9%):
20,000	Developers Diversified Realty Corporation	836,600

Restaurants (0.6%):
15,000	Brinker International, Inc. (c)	567,900

Retail (6.6%):
13,000	Abercrombie & Fitch Company	698,100
10,000	American Eagle Outfitters	541,300
12,000	Barnes & Noble, Inc. (c)	409,920
16,000	Coach, Inc. (c)	888,480
15,000	Foot Locker, Inc.	409,500
6,000	Nieman Marcus Group, Inc.	433,200
12,000	Pacific Sunwear of California, Inc. (c)	309,120
13,000	Petsmart, Inc.	396,500
12,000	Ross Stores, Inc.	336,000
10,000	Whole Foods Market, Inc.	1,028,200
20,000	Williams Sonoma, Inc. (c)	693,800

		6,144,120

Shelter (3.8%):
21,000	D. R. Horton, Inc.	918,960
18,000	Pentair, Inc.	745,920
10,000	Rayonier, Inc.	480,000
8,000	Ryland Group, Inc.	556,400
10,000	Toll Brothers, Inc. (c)	880,500

		3,581,780

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks, continued

Technology (3.1%):
16,000	AMETEK, Inc.	$613,440
18,000	L-3 Communications Holdings, Inc.	1,297,800
9,000	Storage Technology Corporation (c)	286,200
15,000	Zebra Technologies Corporation (c)	748,050

		2,945,490

Telecommunications (0.9%):
12,000	Harris Corporation	800,400

Transportation (2.3%):
16,000	C.H. Robinson Worldwide, Inc.	876,800
9,000	Expeditors International of Washington, Inc.	499,590
16,000	J.B. Hunt Transport Services, Inc.	755,040

		2,131,430

Utilities (3.9%):
22,000	DPL, Inc.	560,560
20,000	Oklahoma Gas & Electric Company	519,000
13,000	Pioneer Natural Resources Company	548,210
15,000	PNM Resources, Inc.	393,600
20,000	SCANA Corporation	760,800
25,000	Wisconsin Energy Corporation	868,000

		3,650,170

Wholesale Distribution (0.5%):
8,000	CDW Corporation	459,760

Total Common Stocks		86,079,763

Depositary Receipts (4.4%):
34,000	S&P 400 Mid-Cap Depositary Receipt	4,148,000

Total Depositary Receipts		4,148,000

Investment Companies (3.7%):
3,503,915	Performance Money Market Fund, Institutional Class (b)	3,503,915

Total Investment Companies		3,503,915

Warrants (0.0%):
Banking (0.0%):
43,000	Dime Bancorp, Inc. (c)	6,020

Total Warrants		6,020

Total (Cost $66,433,201) (a)		$93,737,698

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$27,838,345
Unrealized depreciation	(533,848)

Net unrealized appreciation	$27,304,497

(b)	Affiliated security.

(c)	Non-income producing security.

See Notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (98.3%):
Automotive (3.8%):
11,500	Eaton Corporation	$802,125
10,000	Paccar, Inc.	752,600

		1,554,725

Business Equipment & Services (4.0%):
23,000	NCR Corporation (c)	896,770
47,500	Xerox Corporation (c)	741,000

		1,637,770

Capital Goods (5.5%):
9,000	Black & Decker Corporation	746,280
6,000	Harman International Industries, Inc.	673,020
11,000	Precision Castparts Corporation	827,860

		2,247,160

Commercial Services (3.6%):
26,000	AutoDesk, Inc.	772,720
20,500	The Brinks Company	710,530

		1,483,250

Computer Software (6.3%):
13,000	Adobe Systems, Inc.	802,750
19,000	Apple Computer, Inc. (c)	852,340
20,000	Cognizant Technology Solutions Corporation (c)	944,600

		2,599,690

Construction (1.7%):
21,000	Masco Corporation	708,120

Consumer Goods & Services (10.0%):
37,500	Archer-Daniels-Midland Company	903,750
18,000	Ball Corporation	799,200
14,500	Carnival Corporation	788,510
22,000	Church & Dwight, Inc.	778,140
9,000	Nike, Inc., Class B	782,550

		4,052,150

Consumer Non-Durable (2.0%):
24,000	Smithfield Foods, Inc. (c)	817,200

Diversified (3.7%):
25,000	Thomas & Betts Corporation (c)	777,000
22,500	Tyco International Limited	753,300

		1,530,300

Energy (8.6%):
13,500	Ashland, Inc.	881,415
8,000	Conocophillips	887,120
14,000	Exxon Mobil Corporation	886,340
13,000	Noble Energy, Inc.	879,320

		3,534,195

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks, continued

Financial Services (4.0%):
10,000	Legg Mason, Inc.	$806,400
14,500	Prudential Financial, Inc.	826,500

		1,632,900

Health Care (8.6%):
13,000	C.R. Bard, Inc.	864,500
21,000	Caremark Rx, Inc. (c)	803,880
19,500	Patterson Companies, Inc. (c)	967,590
9,500	UnitedHealth Group, Inc.	866,020

		3,501,990

Insurance (3.9%):
34,500	Ohio Casualty Corporation (c)	832,485
9,000	StanCorp Financial Group, Inc.	783,810

		1,616,295

Oil/Gas (6.4%):
18,500	Burlington Resources, Inc.	918,155
10,000	Kinder Morgan, Inc.	801,700
24,000	Varco International, Inc. (c)	905,040

		2,624,895

Railroads (1.9%):
22,000	Norfolk Southern Corporation	789,580

Real Estate Investment Trusts (1.8%):
20,000	Plum Creek Timber Co, Inc.	751,000

Retail (10.0%):
17,500	American Eagle Outfitters	947,275
31,000	Chico’s FAS, Inc. (c)	912,950
14,000	Coach, Inc. (c)	777,420
14,000	Starbucks Corporation (c)	725,340
17,000	Urban Outfitters (c)	707,030

		4,070,015

Shelter (4.7%):
20,000	D. R. Horton, Inc.	875,200
15,000	Ryland Group, Inc.	1,043,250

		1,918,450

Technology (3.7%):
20,000	AMETEK, Inc.	766,800
25,000	Network Appliance, Inc. (c)	750,250

		1,517,050

Telecommunications (1.9%):
11,500	Harris Corporation	767,050

Transportation (2.2%):
19,000	J.B. Hunt Transport Services, Inc.	896,610

Total Common Stocks		40,250,395

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Investment Companies (1.7%):
687,372	Performance Money Market Fund, Institutional Class (b)	$687,372

Total Investment Companies		687,372

Total (Cost $35,520,613) (a)		$40,937,767

Percentages indicated are based on net assets.

(a)	Cost for federal income tax and financial reporting purposes is substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,699,078
Unrealized depreciation	(281,924)

Net unrealized appreciation	$5,417,154

(b)	Affiliated security.

(c)	Non-income producing security.

See Notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks (92.1%):
Business Equipment & Services (1.6%):
5,400	Pitney Bowes, Inc.	$247,644

Capital Goods (1.0%):
6,500	Nam Tai Electronics, Inc.	158,275

Chemicals (4.4%):
6,000	Dow Chemical Company	330,900
6,500	Du Pont (E.I.) De Nemours	346,450

		677,350

Consumer Goods & Services (2.3%):
5,500	Altria Group, Inc.	361,075

Consumer Non-Durable (1.8%):
10,500	ConAgra, Inc.	286,860

Diversified (3.8%):
9,100	Alcoa, Inc.	292,292
8,300	General Electric Company	292,160

		584,452

Energy (12.6%):
5,100	BP Amoco PLC - ADR	331,092
5,600	ChevronTexaco Corporation	347,648
11,900	Enterprise Products Partnerts, LP	317,968
5,200	Kerr-Mcgee Corporation	403,832
6,400	Kinder Morgan Energy Partners, LP	300,736
4,500	Penn Virginia Resource Partners, LP	243,855

		1,945,131

Financial Services (20.0%):
6,200	Bank of America Corporation	289,230
6,100	Citigroup, Inc.	291,092
5,000	Comerica, Inc.	285,400
11,100	Firstmerit Corporation	288,933
7,900	Hibernia Corporation	202,793
7,800	J.P. Morgan Chase & Company	285,090
9,000	KeyCorp	297,000
7,000	People’s Bank	267,400
9,800	U.S. Bancorp New	291,550
7,200	Washington Mutual, Inc.	302,112
6,500	Whitney Holding Corporation	287,950

		3,088,550

Food (1.8%):
12,500	Sara Lee Corporation	280,000

Health Care (5.6%):
6,500	Abbott Laboratories	298,935
12,200	Bristol-Myers Squibb Company	305,366
10,200	Pfizer, Inc.	268,158

		872,459

Insurance (2.0%):
5,800	Allstate Corporation	311,344

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments, continued
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Common Stocks, continued

Paper Products (2.5%):
4,800	Temple-Inland, Inc.	$384,960

Raw Materials (2.4%):
11,100	Lyondell Petrochemical	375,735

Real Estate Investment Trusts (11.6%):
7,700	AMB Property Corporation	298,914
5,100	Boston Properties, Inc.	304,980
10,300	Equity Office Properties Trust	310,751
11,200	Health Care Property Investors, Inc.	282,240
7,900	Plum Creek Timber Co, Inc.	296,645
5,600	Public Storage, Inc.	305,536

		1,799,066

Telecommunications (3.4%):
11,600	SBC Communications, Inc.	278,980
6,800	Verizon Communications	244,596

		523,576

Transportation (1.6%):
4,200	Frontline Ltd.	242,172

Utilities (13.7%):
4,400	Dominion Resources, Inc.	316,932
11,700	Duke Energy Corporation	315,783
9,700	Great Plains Energy, Inc.	300,603
13,600	Nisource, Inc.	307,904
11,500	Oklahoma Gas & Electric Company	298,425
6,700	Progress Energy, Inc.	290,378
9,000	Southern Company	289,080

		2,119,105

Total Common Stocks		14,257,754

Investment Companies (7.8%):
6,850	iShares DJ Select Dividend Index Fund	417,576
28,400	John Hancock Bank and Thrift Opportunity Fund	288,260
211,603	Performance Money Market Fund,Institutional Class (b)	211,603
17,300	Pimco Corporate Opportunity Fund	292,716

Total Investment Companies		1,210,155

Total (Cost $15,004,220) (a)		$15,467,909

Percentages indicated are based on net assets.

(a) Cost for federal income tax and financial purposes is substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$730,680
Unrealized depreciation	(266,991)

Net unrealized appreciation	$463,689

(b) Affiliated security.

ADR- American Depository Receipt.

See Notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Growth Portfolio
Schedule of Portfolio Investments
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Investment Companies (99.3%):
82,476	Performance Intermediate Term Income	$857,746
	Fund, Institutional Class (b)
143,815	Performance Large Cap Equity	2,201,812
	Fund, Institutional Class (b)
160,903	Performance Leaders Equity	1,335,492
	Fund, Institutional Class (b) (c)
166,089	Performance Mid Cap Equity	2,649,119
	Fund, Institutional Class (b) (c)
61,816	Performance Money Market	61,816
	Fund, Institutional Class (b)
170,469	Performance Short Term Government Income	1,674,006
	Fund, Institutional Class (b)

Total Investment Companies		8,779,991

Total (Cost $8,256,197) (a)		$8,779,991

Percentages indicated are based on net assets.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$600,000
Unrealized depreciation	(76,206)

Net unrealized appreciation	$523,794

(b) Affiliated security.

(c) Non-income producing security.

See Notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Moderate Portfolio
Schedule of Portfolio Investments
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Investment Companies (99.9%):
232,807	Performance Intermediate Term Income	$2,421,194
	Fund, Institutional Class (b)
162,916	Performance Large Cap Equity Fund,	2,494,239
	Institutional Class (b)
152,020	Performance Leaders Equity Fund,	1,261,769
	Institutional Class (b) (c)
195,870	Performance Mid Cap Equity Fund,	3,124,121
	Institutional Class (b) (c)
154,428	Performance Money Market Fund,	154,428
	Institutional Class (b)
301,440	Performance Short Term Government Income	2,960,137
	Fund, Institutional Class (b)

Total Investment Companies		12,415,888

Total (Cost $11,981,307) (a)		$12,415,888

Percentages indicated are based on net assets.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$562,376
Unrealized depreciation	(127,795)

Net unrealized appreciation	$434,581

(b) Affiliated security.

(c) Non-income producing security.

See Notes to Schedule of Portfolio Investments.

Performance Funds Trust
The Performance Advisor Conservative Portfolio
Schedule of Portfolio Investments
February 28, 2005
(Unaudited)

	Security
Shares	Description	Value
Investment Companies (99.9%):
168,815	Performance Intermediate Term Income	$1,755,672
	Fund, Institutional Class (b)
119,589	Performance Large Cap Equity	1,830,904
	Fund, Institutional Class (b)
46,892	Performance Mid Cap Equity	747,932
	Fund, Institutional Class (b) (c)
652,093	Performance Money Market Fund,	652,093
	Institutional Class (b)
250,069	Performance Short Term Government Income	2,455,677
	Fund, Institutional Class (b)

Total Investment Companies		7,442,278

Total (Cost $7,422,140) (a)		$7,442,278

Percentages indicated are based on net assets.

(a) Cost for federal income tax and financial reporting purposes are substantially the same and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$123,117
Unrealized depreciation	(102,979)

Net unrealized appreciation	$20,138

(b) Affiliated security.

(c) Non-income producing security.

See Notes to Schedule of Portfolio Investments.

Performance Funds Trust
Notes to Schedules of Investments – February 28, 2005

1.	Organization

Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eleven separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Leaders Equity Fund, The Strategic Dividend Fund, The Advisor Lifestyle Growth Fund, The Advisor Lifestyle Moderate Fund, and The Advisor Lifestyle Conservative Fund (individually a “Fund”, collectively the “Funds”). The U.S. Treasury Money Market has not yet commenced operations; accordingly, it is not covered by this report. Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The Short Term Government Income Fund, which offers Institutional Class Shares and Class A Shares only, and the three Advisor Lifestyle Funds, which offers C Class Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities traded on NASDAQ are valued at the “Official Closing Price” as reported by NASDAQ. Securities or other assets for which market

Performance Funds Trust
Notes to Schedules of Investments (continued) – February 28, 2005 quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Trustees.

Investments in open-end investment companies are valued at their respective net asset values as reported by such companies.

Repurchase Agreements:

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund’s custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Security Transactions and Related Investment Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Performance Funds Trust

By (Signature and Title)*	/s/ Walter B. Grimm, President, Performance Funds

Date	4/29/05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Walter B. Grimm, President, Performance Funds

Date	4/29/05

By (Signature and Title)*	/s/ Chris Sabato, Treasurer, Performance Funds

Date	4/29/05

*	Print the name and title of each signing officer under his or her signature.